Summary of Activity Related Restricted Stock Awards (Details) - Restricted Stock [Member]	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Outstanding Beginning | shares
Weighted-average grant date fair value, Outstanding Beginning | $ / shares
Restricted Stock Awards, Granted | shares	8,855,452
Weighted-average grant date fair value, Granted | $ / shares	$ 1.25
Restricted Stock Awards, Forfeited | shares
Weighted-average grant date fair value, Forfeited | $ / shares
Restricted Stock Awards, Vested | shares	(854,714)
Weighted-average grant date fair value, Vested | $ / shares	$ 1.25
Restricted Stock Awards, Outstanding Ending | shares	8,000,738
Weighted-average grant date fair value, Outstanding Ending | $ / shares	$ 1.25